Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Business Description and Basis of Presentation [Text Block]
Note 1. Basis of Presentation and General Information

The accompanying consolidated financial statements include the accounts of Bulk Partners (Bermuda) Ltd. (formerly known as Pangaea Logistics Solutions Ltd.) and its wholly-owned subsidiaries (collectively, the ‘‘Company”, ‘‘we’’ or ‘‘our’’). The Company was incorporated in 2008 under the laws of Bermuda to pursue opportunities in the international dry bulk shipping trade.

In July 2014, Bulk Nordic Odin Ltd. (“Bulk Odin”) was organized under the laws of Bermuda for the purpose of owning a new Ice-Class 1A Panamax vessel under construction. Bulk Odin is a wholly-owned subsidiary of Nordic Bulk Holding Company Ltd, a consolidated affiliate of the Company.

In September 2014, ownership of Long Wharf was transferred to the Company. Long Wharf was previously owned by two of the Company’s Founders and was heavily dependent on the Company to fund its operations; and as such, was consolidated pursuant to ASC 810-10.

The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership, chartering and operation of dry-bulk vessels. The Company’s fleet is comprised of Panamax, Supramax and Handymax dry bulk carriers and the Company operates its business in one business segment.

As of September 30, 2014, the Company owned a fleet of 13 oceangoing vessels comprised of three Ice Class 1A Panamax, four Panamax, four Supramax and two Handymax vessels with an average age of approximately 13.5 years.

The accompanying consolidated balance sheet as of September 30, 2014, the consolidated statements of income for the three- and nine-month periods ended September 30, 2104 and 2013, changes in convertible redeemable preferred stock and stockholders’ equity (deficit) for the nine months ended September 30, 2014, and cash flows for the nine months ended September 30, 2014 and 2013 are unaudited. The unaudited interim consolidated financial statements have been prepared on the same basis as the annual consolidated financial statements and, in the opinion of management, reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the Company’s financial position and results of operations and cash flows for the nine months ended September 30, 2014 and 2013. The financial data and the other information disclosed in these notes to the condensed consolidated financial statements related to these nine month periods are unaudited. Certain information and disclosures included in the annual consolidated financial statements have been omitted for the interim periods disclosed pursuant to the rules and regulations of the SEC. The results of the nine months ended September 30, 2014 are not necessarily indicative of the results to be expected for the year ending December 31, 2014 or for any other interim period or other future year.

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The significant estimates and assumptions of the Company are the estimated salvage value used in determining depreciation expense, the allowances for doubtful accounts, the fair value of convertible redeemable preferred stock, and the discount on interest free loans .

Advance hire, prepaid expenses and other current assets were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Advance hire	$5,664,781	8,788,882

Prepaid expenses	1,102,270	514,169

Margin account deposit	1,782,926	1,062,439

Other current assets	2,366,115	2,378,635

Total	$10,916,092	$12,744,125

Accounts payable, accrued expenses and other current liabilities were comprised of the following:

	September 30,	December 31,
	2014	2013
	(unaudited)
Accounts payable	$35,789,564	39,201,642

Accrued expenses	3,427,481	3,839,531

Other current liabilities	1,406,178	2,837,205

Total	$40,623,223	$45,878,378